Impairment by Class of Loans (Detail) (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013	Dec. 31, 2012
Financing Receivable, Impaired [Line Items]
Recorded Investment	$ 44,157	$ 35,525	$ 41,726
Unpaid Principal Balance	45,743	39,459	42,840
Recorded Investment With No Allowance	18,891	13,757	17,927
Recorded Investment With Allowance	25,266	21,768	23,799
Related Allowance	6,021	5,682	5,230
Average Recorded Investment	38,941	41,156	48,418
Interest Income Recognized	648	1,673	2,041
Consumer Loan
Financing Receivable, Impaired [Line Items]
Recorded Investment	382	302	25
Unpaid Principal Balance	382	302	25
Recorded Investment With No Allowance	25	0	0
Recorded Investment With Allowance	357	302	25
Related Allowance	114	104	1
Average Recorded Investment	457	203	25
Interest Income Recognized	11	22	2
Commercial, industrial and agricultural
Financing Receivable, Impaired [Line Items]
Recorded Investment	2,180	2,000	951
Unpaid Principal Balance	2,180	2,000	1,247
Recorded Investment With No Allowance	290	0	408
Recorded Investment With Allowance	1,890	2,000	543
Related Allowance	42	612	402
Average Recorded Investment	2,184	1,712	907
Interest Income Recognized	64	97	59
Real Estate - One to Four Family Residential
Financing Receivable, Impaired [Line Items]
Recorded Investment	10,398	10,223	7,171
Unpaid Principal Balance	10,498	10,323	7,842
Recorded Investment With No Allowance	3,879	2,183	2,442
Recorded Investment With Allowance	6,519	8,040	4,729
Related Allowance	1,416	1,833	923
Average Recorded Investment	10,246	9,109	9,232
Interest Income Recognized	178	498	395
Real Estate - One to Four Family Residential | Closed End First And Seconds
Financing Receivable, Impaired [Line Items]
Recorded Investment	9,981	10,048	6,856
Unpaid Principal Balance	10,081	10,148	7,327
Recorded Investment With No Allowance	3,462	2,008	2,127
Recorded Investment With Allowance	6,519	8,040	4,729
Related Allowance	1,416	1,833	923
Average Recorded Investment	10,033	8,727	8,431
Interest Income Recognized	178	498	386
Real Estate - One to Four Family Residential | Home equity line of credit
Financing Receivable, Impaired [Line Items]
Recorded Investment	417	175	315
Unpaid Principal Balance	417	175	515
Recorded Investment With No Allowance	417	175	315
Recorded Investment With Allowance	0	0	0
Related Allowance	0	0	0
Average Recorded Investment	213	382	801
Interest Income Recognized	0	0	9
Real Estate - Construction
Financing Receivable, Impaired [Line Items]
Recorded Investment	5,960	3,620	19,381
Unpaid Principal Balance	5,960	5,968	19,381
Recorded Investment With No Allowance	0	0	14,071
Recorded Investment With Allowance	5,960	3,620	5,310
Related Allowance	1,555	982	1,196
Average Recorded Investment	5,533	9,375	20,571
Interest Income Recognized	161	170	824
Real Estate - Construction | One To Four Family Residential
Financing Receivable, Impaired [Line Items]
Recorded Investment	299	306	450
Unpaid Principal Balance	299	306	450
Recorded Investment With No Allowance	0	0	0
Recorded Investment With Allowance	299	306	450
Related Allowance	173	180	268
Average Recorded Investment	360	794	402
Interest Income Recognized	4	9	10
Real Estate - Construction | Other construction, land development and other land
Financing Receivable, Impaired [Line Items]
Recorded Investment	5,661	3,314	18,931
Unpaid Principal Balance	5,661	5,662	18,931
Recorded Investment With No Allowance	0	0	14,071
Recorded Investment With Allowance	5,661	3,314	4,860
Related Allowance	1,382	802	928
Average Recorded Investment	5,173	8,581	20,169
Interest Income Recognized	157	161	814
Real estate - farmland
Financing Receivable, Impaired [Line Items]
Recorded Investment		478
Unpaid Principal Balance		478
Recorded Investment With No Allowance		478
Recorded Investment With Allowance		0
Related Allowance		0
Average Recorded Investment		428
Interest Income Recognized		32
Real Estate - Non-farm, Non-residential
Financing Receivable, Impaired [Line Items]
Recorded Investment	24,772	18,430	13,710
Unpaid Principal Balance	26,258	19,916	13,857
Recorded Investment With No Allowance	14,689	11,087	1,006
Recorded Investment With Allowance	10,083	7,343	12,704
Related Allowance	2,592	1,840	2,360
Average Recorded Investment	20,050	19,825	17,187
Interest Income Recognized	234	854	761
Real Estate - Non-farm, Non-residential | Owner Occupied
Financing Receivable, Impaired [Line Items]
Recorded Investment	14,410	10,058	5,601
Unpaid Principal Balance	15,896	11,544	5,748
Recorded Investment With No Allowance	10,013	6,730	380
Recorded Investment With Allowance	4,397	3,328	5,221
Related Allowance	944	1,223	714
Average Recorded Investment	11,492	10,472	8,753
Interest Income Recognized	95	506	304
Real Estate - Non-farm, Non-residential | Non-owner Occupied
Financing Receivable, Impaired [Line Items]
Recorded Investment	10,362	8,372	8,109
Unpaid Principal Balance	10,362	8,372	8,109
Recorded Investment With No Allowance	4,676	4,357	626
Recorded Investment With Allowance	5,686	4,015	7,483
Related Allowance	1,648	617	1,646
Average Recorded Investment	8,558	9,353	8,434
Interest Income Recognized	139	348	457
Other
Financing Receivable, Impaired [Line Items]
Recorded Investment	465	472	488
Unpaid Principal Balance	465	472	488
Recorded Investment With No Allowance	8	9	0
Recorded Investment With Allowance	457	463	488
Related Allowance	302	311	348
Average Recorded Investment	471	504	496
Interest Income Recognized	$ 0	$ 0	$ 0